UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-8061

Diamond Hill Funds
(Exact name of registrant as specified in charter)

325 John H. McConnell Boulevard, Suite 200, Columbus, Ohio	43215
(Address of principal executive offices)	(Zip code)

James F. Laird, Jr., 325 John H. McConnell Boulevard, Suite 200, Columbus, Ohio 43215
(Name and address of agent for service)

Registrant's telephone number, including area code:	(614) 255-3341

Date of fiscal year end:             12/31

Date of reporting period:          09/30/07

Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Diamond Hill Small Cap Fund
Schedule of Investments
September 30, 2007 (Unaudited)

		Market
	Shares	Value

Preferred Stock — 0.8%
Financial — 0.8%
Mid-America Apartment Communities, Inc. - REIT	70,014	$3,490,198

Common Stocks — 82.3%
Consumer Discretionary — 20.1%
Aaron Rents, Inc. ◊	340,000	$7,582,000
Acco Brands Corp.* ◊	450,000	10,098,000
American Greetings Corp. ◊	371,500	9,807,600
Belo Corp. ◊	231,000	4,010,160
Brink's Co., The ◊	145,000	8,102,600
Callaway Golf Co. ◊	505,400	8,091,454
Charming Shoppes, Inc. * ◊	646,200	5,428,080
Finish Line, Inc., The ◊	528,760	2,294,818
K-Swiss, Inc. ◊	312,100	7,150,211
MoneyGram International, Inc.	319,000	7,206,210
Penske Auto Group, Inc. ◊	270,000	5,464,800
Steiner Leisure Ltd.*	197,100	8,554,140
		83,790,073

Consumer Staples — 5.4%
Del Monte Foods Co.	475,000	4,987,500
Flowers Foods, Inc.	326,700	7,122,060
Hanesbrands, Inc.* ◊	288,400	8,092,504
Lance, Inc. ◊	95,457	2,197,420
		22,399,484

Energy — 21.6%
Berry Petroleum Co. ◊	178,400	7,062,856
Cimarex Energy Co. ◊	430,000	16,017,500
Encore Acquisition Co.* ◊	525,160	16,621,314
Helmerich & Payne, Inc.	540,000	17,728,200
Hornbeck Offshore Services, Inc.* ◊	242,150	8,886,905
Lufkin Industries, Inc.	95,000	5,226,900
Southwestern Energy Co.*	141,600	5,925,960
Whiting Petroleum Corp.* ◊	285,000	12,668,250
		90,137,885

Financial — 14.5%
1st Source Corp.	183,500	4,202,150
Banner Corp.	61,719	2,122,516
Capital Corp. of the West ◊	242,100	4,459,482
Centennial Bank Holdings, Inc.* ◊	743,300	4,757,120
First State Bancorp	448,720	8,812,861
Hanmi Financial Corp.	338,000	5,235,620
Hanover Insurance Group	135,000	5,965,650
Imperial Capital Bancorp, Inc. ◊	157,941	4,461,833
Taylor Capital Group, Inc.	202,000	5,641,860
UCBH Holdings, Inc. ◊	325,218	5,684,811
United Fire & Casualty Co. ◊	235,400	9,201,786
		60,545,689

Health Care — 1.5%
Analogic Corp.	95,275	6,074,734

Industrial — 14.5%
AirTran Holdings, Inc.* ◊	1,165,000	11,463,600
Apogee Enterprises, Inc. ◊	155,000	4,020,700
Frontier Airlines Holdings, Inc.* ◊	310,600	1,922,614
Gehl Co.*	87,600	1,956,108
Greenbrier Companies, Inc., The ◊	101,400	2,708,394
Gevity HR, Inc.	189,180	1,939,095
Griffon Corp.*	170,000	2,567,000
Kaydon Corp. ◊	110,800	5,760,492
Lincoln Electric Holdings, Inc.	97,100	7,535,931
Toro Co., The	170,000	10,001,100
Trinity Industries, Inc. ◊	144,650	5,430,161
Werner Enterprises, Inc. ◊	278,390	4,774,389
		60,079,584

Materials — 0.5%
Century Aluminum Co.* ◊	36,100	1,900,665

Utilities — 4.2%
Integrys Energy Group, Inc. ◊	147,610	7,562,060
UGI Corp.	243,200	6,318,336
WGL Holdings, Inc. ◊	102,800	3,483,892
		17,364,288
Total Common Stocks		$342,292,402

Registered Investment Companies — 49.7%
First American Prime Obligations Fund - Class Z	13,633,151	$13,633,151
Mount Vernon Investment Fund ††	136,182,330	136,182,330
Reserve Primary Fund - Class 12	56,591,881	56,591,881
Total Registered Investment Companies		$206,407,362

Total Investment Securities — 132.8%		$552,189,962
(Cost $532,321,314)**

Liabilities In Excess Of Other Assets — (32.8%)		(136,477,663)

Net Assets — 100.0%		$415,712,299

*	Non-income producing security.
**	Represents cost for financial reporting purposes.
◊	All or portion of the security is on loan. The total value of the securities on loan, as of September 30, 2007, was $129,804,758.
††	Represents collateral for securities loaned.

REIT - Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

Diamond Hill Small-Mid Cap Fund
Schedule of Investments
September 30, 2007 (Unaudited)

		Market
	Shares	Value

Common Stocks — 82.8%
Consumer Discretionary — 19.3%
Aaron Rents, Inc.	22,100	$492,830
Acco Brands Corp.*	35,900	805,595
American Greetings Corp. ◊	14,200	374,880
Belo Corp.	22,400	388,864
Black & Decker Corp., The ◊	7,060	588,098
Brink's Co., The	8,600	480,568
Callaway Golf Co. ◊	21,850	349,819
Charming Shoppes, Inc.* ◊	21,900	183,960
Finish Line, Inc., The	24,090	104,551
K-Swiss, Inc. ◊	18,500	423,835
MoneyGram International, Inc.	19,100	431,469
Office Depot, Inc.*	28,600	589,732
Penske Auto Group, Inc.*	14,700	297,528
Steiner Leisure Ltd.*	6,800	295,120
		5,806,849

Consumer Staples — 4.4%
Del Monte Foods Co.	34,600	363,300
Flowers Foods, Inc.	13,950	304,110
Hanesbrands, Inc.*	17,800	499,468
Lance, Inc.	6,532	150,367
		1,317,245

Energy — 20.2%
Berry Petroleum Co. ◊	8,400	332,556
Cimarex Energy Co. ◊	23,900	890,275
Encore Acquisition Co.* ◊	32,850	1,039,702
Helmerich & Payne, Inc.	30,200	991,466
Hornbeck Offshore Services, Inc.* ◊	13,500	495,450
Lufkin Industries, Inc.	5,300	291,606
Noble Energy, Inc.	12,925	905,267
Southwestern Energy Co.*	11,100	464,535
Whiting Petroleum Corp.* ◊	15,600	693,420
		6,104,277

Financial — 14.0%
1st Source Corp.	13,200	302,280
Assurant, Inc.	5,800	310,300
Centennial Bank Holdings, Inc.*	42,000	268,800
City National Corp. ◊	5,700	396,207
Comerica, Inc.	7,700	394,856
Hanmi Financial Corp.	20,200	312,898
Hanover Insurance Group	8,800	388,872
Huntington Bancshares, Inc. ◊	26,600	451,668
Sovereign Bancorp, Inc.	27,500	468,600
UCBH Holdings, Inc. ◊	23,500	410,780
United Fire & Casualty Co.	13,200	515,988
		4,221,249

Health Care — 1.1%
Analogic Corp.	5,200	331,552

Industrial — 14.1%
AirTran Holdings, Inc.* ◊	90,200	887,568
Dover Corp.	11,200	570,640
Fluor Corp.	6,420	924,351
Gevity HR, Inc.	6,140	62,935
Lincoln Electric Holdings, Inc.	4,490	348,469
Pentair, Inc. ◊	4,300	142,674
Toro Co., The	8,400	494,172
Trinity Industries, Inc. ◊	12,950	486,143
Washington Group International, Inc.*	200	17,562
Werner Enterprises, Inc. ◊	19,110	327,737
		4,262,251

Information Technology — 1.6%
Lexmark International Group, Inc. - Class A * ◊	11,300	469,289

Materials — 3.4%
Century Aluminum Co.* ◊	3,250	171,113
Domtar Corp.*	39,000	319,800
Lyondell Chemical Co.	700	32,445
MeadWestvaco Corp.	16,800	496,104
		1,019,462

Utilities — 4.7%
Energen Corp.	8,700	496,944
Integrys Energy Group, Inc.	10,120	518,447
UGI Corp.	6,200	161,076
WGL Holdings, Inc.	7,230	245,025
		1,421,492

Total Common Stocks		$24,953,666

Registered Investment Companies — 42.7%
First American Prime Obligations Fund - Class Z	1,015,664	$1,015,664
Mount Vernon Investment Fund ††	7,706,227	7,706,227
Reserve Primary Fund - Class 12	4,147,884	4,147,884

Total Registered Investment Companies		$12,869,775

Total Investment Securities — 125.5%		$37,823,441
(Cost $37,205,197)**

Liabilities In Excess Of Other Assets — (25.5%)		(7,684,814)

Net Assets — 100.0%		$30,138,627

*	Non-income producing security.
**	Represents cost for financial reporting purposes.
◊	All or portion of the security is on loan. The total value of the securities on loan, as of September 30, 2007, was $7,391,128.
††	Represents collateral for securities loaned.

See accompanying Notes to Schedule of Investments.

Diamond Hill Large Cap Fund
Schedule of Investments
September 30, 2007 (Unaudited)

		Market
	Shares	Value

Common Stocks — 89.4%
Consumer Discretionary — 11.0%
Black & Decker Corp., The ◊	71,730	$5,975,109
Fortune Brands, Inc. ◊	80,675	6,574,206
Gannett Co., Inc.	138,700	6,061,190
Kohl's Corp.*	107,050	6,137,177
McDonald’s Corp.	371,200	20,219,263
MoneyGram International, Inc.	73,150	1,652,459
		46,619,404

Consumer Staples — 9.0%
Archer-Daniels-Midland Co.	103,370	3,419,480
ConAgra Foods, Inc.	158,450	4,140,299
General Mills, Inc.	72,100	4,182,521
Hanesbrands, Inc.* ◊	166,963	4,684,982
Kimberly-Clark Corp.	114,685	8,057,768
Sara Lee Corp. ◊	586,715	9,792,272
Sysco Corp.	109,180	3,885,716
		38,163,038

Energy — 19.5%
Apache Corp.	272,450	24,536,847
ConocoPhillips	254,250	22,315,523
Devon Energy Corp.	281,100	23,387,520
XTO Energy, Inc.	194,550	12,030,972
		82,270,862

Financial — 15.8%
Allstate Corp.	48,800	2,790,872
American International Group, Inc.	215,290	14,564,368
Bank of America Corp.	108,350	5,446,755
Bank of New York Mellon Corp.	118,461	5,228,869
Citigroup, Inc.	206,000	9,614,020
Merrill Lynch & Co., Inc. ◊	74,650	5,321,052
U.S. Bancorp ◊	355,755	11,572,710
Wells Fargo & Co.	339,350	12,087,647
		66,626,293

Health Care — 11.1%
Abbott Laboratories	188,610	10,113,267
Cardinal Health, Inc.	126,300	7,897,539
Johnson & Johnson	122,900	8,074,530
Medtronic, Inc. ◊	161,609	9,116,364
Pfizer, Inc.	118,850	2,903,506
UnitedHealth Group, Inc.	95,690	4,634,267
Wellpoint, Inc.*	51,570	4,069,904
		46,809,377

Industrial — 8.3%
Fluor Corp.	63,200	9,099,536
Illinois Tool Works, Inc.	145,110	8,654,360
Parker Hannifin Corp.	16,360	1,829,539
Southwest Airlines Co. ◊	351,170	5,197,316
United Technologies Corp.	129,150	10,393,992
		35,174,743

Information Technology — 4.1%
Lexmark International, Inc.* ◊	121,250	5,035,513
Microsoft Corp.	242,200	7,135,211
Motorola, Inc.	289,650	5,367,215
		17,537,939

Materials — 9.7%
Domtar Corp.*	436,138	3,576,332
Dow Chemical Co.	192,350	8,282,591
Freeport McMoRan Copper & Gold, Inc.	79,430	8,331,412
International Paper Co. ◊	245,873	8,819,464
MeadWestvaco Corp.	268,850	7,939,141
Rohm & Haas Co. ◊	74,885	4,168,848
		41,117,788

Telecommunications — 0.9%
Sprint Nextel Corp. ◊	202,350	3,844,650

Total Common Stocks		$378,164,094

Registered Investment Companies — 24.4%
First American Prime Obligations Fund - Class Z	10,048,933	$10,048,933
Mount Vernon Investment Fund ††	58,552,370	58,552,370
Reserve Primary Fund - Class 12	34,678,900	34,678,900

Total Registered Investment Companies		$103,280,203

Total Investment Securities — 113.8%		$481,444,297
(Cost $430,217,510)**

Liabilities In Excess Of Other Assets — (13.8%)		(58,505,040)

Net Assets — 100.0%		$422,939,257

*	Non-income producing security.
**	Represents cost for financial reporting purposes.
◊	All or portion of the security is on loan. The total value of the securities on loan, as of September 30, 2007, was $56,547,553.
††	Represents collateral for securities loaned.

See accompanying Notes to Schedule of Investments.

Diamond Hill Select Fund
Schedule of Investments
September 30, 2007 (Unaudited)

		Market
	Shares	Value

Common Stocks — 91.5%
Consumer Discretionary — 13.1%
Aaron Rents, Inc.	4,682	$104,409
Acco Brands Corp.*	9,900	222,156
Black & Decker Corp., The ◊	4,705	391,927
Fortune Brands, Inc. ◊	2,660	216,763
Gannett Co., Inc.	7,700	336,490
Kohl's Corp.*	5,625	322,481
McDonald’s Corp.	14,050	765,303
MoneyGram International, Inc.	12,625	285,199
		2,644,728

Consumer Staples — 7.2%
ConAgra Foods, Inc.	8,463	221,138
General Mills, Inc.	4,875	282,799
Hanesbrands, Inc.*	11,361	318,790
Sara Lee Corp.	26,050	434,774
Sysco Corp.	5,700	202,863
		1,460,364

Energy — 19.6%
Apache Corp.	13,200	1,188,791
ConocoPhillips	12,050	1,057,629
Devon Energy Corp.	13,900	1,156,479
XTO Energy, Inc.	9,195	568,619
		3,971,518

Financial — 13.0%
American International Group, Inc.	11,425	772,901
Citigroup, Inc.	13,850	646,380
U.S. Bancorp ◊	18,000	585,540
Wells Fargo & Co.	17,800	634,036
		2,638,857

Health Care — 12.2%
Abbott Laboratories	7,920	424,670
Cardinal Health, Inc.	9,650	603,415
Johnson & Johnson	7,160	470,412
Medtronic, Inc.	10,116	570,644
UnitedHealth Group, Inc.	8,322	403,034
		2,472,175

Industrial — 7.1%
AirTran Holdings, Inc.* ◊	24,700	243,048
Fluor Corp.	1,780	256,284
Illinois Tool Works, Inc.	7,583	452,250
United Technologies Corp.	5,925	476,845
		1,428,427

Information Technology — 6.9%
Lexmark International, Inc.* ◊	8,200	340,546
Microsoft Corp.	24,300	715,878
Motorola, Inc.	18,850	349,291
		1,405,715

Materials — 10.3%
Domtar Corp.	35,791	293,486
Dow Chemical Co.	9,650	415,529
Freeport McMoRan Copper & Gold, Inc.	4,247	445,468
International Paper Co. ◊	9,614	344,854
MeadWestvaco Corp.	13,475	397,917
Rohm & Haas Co.* ◊	3,300	183,711
		2,080,965

Telecommunications — 2.1%
Sprint Nextel Corp. ◊	22,225	422,275

Total Common Stocks		$18,525,024

Registered Investment Companies — 21.1%
First American Prime Obligations Fund - Class Z	366,077	$366,077
Mount Vernon Investment Fund ††	2,680,974	2,680,974
Reserve Primary Fund - Class 12	1,226,030	1,226,030

Total Registered Investment Companies		$4,273,081

Total Investment Securities — 112.6%		$22,798,105
(Cost $21,062,477)**

Liabilities In Excess Of Other Assets — (12.6%)		(2,550,669)

Net Assets — 100.0%		$20,247,436

*	Non-income producing security.
**	Represents cost for financial reporting purposes
◊	All or portion of the security is on loan. The total value of the securities on loan, as of September 30, 2007, was $2,576,899.
††	Represents collateral for securities loaned.

See accompanying Notes to Schedule of Investments.

Diamond Hill Long-Short Fund
Schedule of Investments
September 30, 2007 (Unaudited)

		Market
	Shares	Value

Common Stocks — 80.7%
Consumer Discretionary — 11.5%
Acco Brands Corp.* † ◊	488,184	$10,954,849
Black & Decker Corp., The † ◊	318,484	26,529,717
Fortune Brands, Inc. † ◊	351,325	28,629,474
Gannett Co., Inc. † ◊	618,800	27,041,560
Kohl's Corp.* †	440,800	25,271,064
McDonald’s Corp. †	1,313,169	71,528,316
MoneyGram International, Inc. † ◊	386,900	8,740,071
		198,695,051

Consumer Staples — 6.6%
ConAgra Foods, Inc. †	667,050	17,430,017
General Mills, Inc. †	381,500	22,130,815
Hanesbrands, Inc.* † ◊	673,331	18,893,668
Sara Lee Corp. †	2,319,700	38,715,792
Sysco Corp. †	456,427	16,244,237
		113,414,529

Energy — 19.7%
Apache Corp. †	1,113,600	100,290,816
ConocoPhillips †	1,058,650	92,917,711
Devon Energy Corp. †	1,116,550	92,896,960
XTO Energy, Inc. †	866,166	53,563,705
		339,669,192

Financial — 10.4%
American International Group, Inc. †	731,200	49,465,680
Citigroup, Inc. †	739,600	34,517,132
Merrill Lynch & Co., Inc. † ◊	165,700	11,811,096
U.S. Bancorp † ◊	1,219,200	39,660,576
Wells Fargo & Co. †	1,196,400	42,615,768
		178,070,252

Health Care — 10.7%
Abbott Laboratories †	790,500	42,386,610
Cardinal Health, Inc. †	545,900	34,135,127
Johnson & Johnson †	610,300	40,096,710
Medtronic, Inc. † ◊	754,256	42,547,581
UnitedHealth Group, Inc. †	495,840	24,013,531
		183,179,559

Industrial — 7.5%
AirTran Holdings, Inc.* † ◊	1,462,150	14,387,556
Fluor Corp. † ◊	222,950	32,100,341
Illinois Tool Works, Inc. † ◊	608,180	36,271,855
United Technologies Corp. †	572,130	46,045,023
		128,804,775

Information Technology — 4.9%
Lexmark International, Inc.* † ◊	461,500	19,166,095
Microsoft Corp. †	1,458,025	42,953,416
Motorola, Inc. †	1,230,975	22,809,967
		84,929,478

Materials — 8.5%
Domtar Corp.* †	1,793,877	14,709,791
Dow Chemical Co. †	759,650	32,710,529
Freeport McMoRan Copper & Gold, Inc. †	341,225	35,791,090
International Paper Co. † ◊	420,742	15,092,016
MeadWestvaco Corp. † ◊	1,025,550	30,284,492
Rohm & Haas Co. † ◊	309,797	17,246,399
		145,834,317

Telecommunications — 0.9%
Sprint Nextel Corp. † ◊	811,350	15,415,650

Total Common Stocks		$1,388,012,803

Registered Investment Companies — 35.1%
First American Prime Obligations Fund - Class Z	51,466,695	$51,466,695
Mount Vernon Investment Fund ††	217,596,410	217,596,410
Reserve Primary Fund - Class 12	333,907,946	333,907,946

Total Registered Investment Companies		$602,971,051

Total Investment Securities — 115.8%		$1,990,983,854
(Cost $2,415,847,056)**

Segregated Cash With Brokers — 33.4%		574,486,504

Securities Sold Short — (38.8%)		(667,408,049)
(Proceeds $616,448,088)

Liabilities In Excess Of Other Assets — (10.4%)		(178,325,195)

Net Assets — 100.0%		$1,719,737,114

*	Non-income producing security.
**	Represents cost for financial reporting purposes.
†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short aggregating a total market value of $1,388,012,803.
◊	All or portion of the security is on loan. The total value of the securities on loan, as of September 30, 2007, was $209,586,558.
††	Represents collateral for securities on loan.

See accompanying Notes to Schedule of Investments.

Diamond Hill Long-Short Fund
Schedule of Securities Sold Short
September 30, 2007 (Unaudited)

		Market
	Shares	Value

Common Stocks — 83.7%
Consumer Discretionary — 41.8%
Amazon.com, Inc.*	190,591	$17,753,552
Apollo Group, Inc.*	481,681	28,973,112
Blue Nile, Inc.*	92,221	8,679,841
Career Education Corp.*	397,450	11,124,625
Corinthian Colleges, Inc.*	561,500	8,933,465
DIRECTV Group, Inc., The*	371,850	9,028,518
EchoStar Communications Corp., Class A*	374,161	17,514,476
Ford Motor Co.	4,198,800	35,647,812
General Motors Corp.	856,350	31,428,045
Life Time Fitness, Inc.*	508,450	31,188,323
P.F. Chang's China Bistro, Inc.*	255,800	7,571,681
RadioShack Corp.	1,555,775	32,142,311
Red Robin Gourmet Burgers, Inc.*	236,895	10,162,795
Sears Holding Corp.*	68,400	8,700,480
Yahoo!, Inc.*	343,650	9,223,566
Zumiez, Inc.*	253,200	11,234,484
		279,307,086

Consumer Staples — 7.3%
Colgate-Palmolive Co.	212,200	15,134,104
Dean Foods Co.	267,969	6,854,647
Kraft Foods, Inc.	239,910	8,279,294
Procter & Gamble Co.	263,700	18,548,658
		48,816,703

Energy — 3.8%
Exxon Mobil Corp.	275,400	25,491,024

Financial - Diversified — 1.8%
Bear Stearns Co., Inc.	49,200	6,042,252
Lehman Brothers Holdings, Inc.	97,500	6,018,675
		12,060,927

Health Care — 7.0%
Laboratory Corp. of America Holdings*	295,588	23,123,849
Omnicare, Inc.	397,470	13,168,181
Quest Diagnostics, Inc.	182,450	10,540,137
		46,832,167

Industrial — 6.8%
Boeing Co.	157,700	16,556,923
Energy Conversion Devices, Inc.*	207,250	4,708,720
UAL Corp.*	369,200	17,178,876
YRC Worldwide, Inc. *	243,920	6,663,895
		45,108,414

Information Technology — 15.2%
Apple, Inc.*	145,250	22,301,685
Applied Materials, Inc.	830,375	17,188,762
Juniper Networks, Inc.*	542,100	19,846,281
National Semiconductor Corp.	625,400	16,960,848
Salesforce.com, Inc.*	268,984	13,804,259
Teradyne, Inc.*	804,775	11,105,895
		101,207,730

Total Common Stocks Sold Short		$558,824,051

Exchange Traded Funds — 16.3%
Internet HOLDRs Trust	135,350	8,843,769
iShares Russell 2000 Index Fund	684,150	54,834,622
PoweShares QQQ	873,480	44,905,607

Total Exchange Traded Funds Sold Short		$108,583,998

Total Securities Sold Short — 100.0%		$667,408,049
(Proceeds $616,448,088)

*	Non-dividend expense producing security.

See accompanying Notes to Schedule of Investments.

Diamond Hill Financial Long-Short Fund
Schedule of Investments
September 30, 2007 (Unaudited)

		Market
	Shares	Value

Preferred Stocks — 5.9%
Financial — 5.9%
Citizens Funding Trust I, 7.50%, 9/15/66 †	10,000	$234,900
Countrywide Capital V, 7.00%, 11/1/36 † ◊	86,400	1,663,200
Mid-America Apartment Communities, Inc. - REIT †	10,389	517,892
Total Preferred Stocks		$2,415,992

Common Stocks — 82.9%
Finance - Banks & Thrifts — 46.8%
1st Source Corp. †	22,000	503,800
Bank of New York Mellon Corp. †	42,283	1,866,372
Banner Corp. †	6,244	214,731
Capital Corp. of the West †	27,943	514,710
Centennial Bank Holdings, Inc.* †	70,000	448,000
City National Corp. † ◊	10,550	733,331
Comerica, Inc. †	11,400	584,592
First Charter Corp. †	16,200	488,754
First National Lincoln Corp. †	14,394	217,062
First State Bancorp †	44,580	875,551
Greene County Bancshares, Inc. † ◊	7,865	286,679
Hanmi Financial Corp. †	32,900	509,621
Huntington Bancshares, Inc. † ◊	41,850	710,613
Imperial Capital Bancorp, Inc. †	17,067	482,143
iStar Financial, Inc. † ◊	18,000	611,820
PNC Financial Services Group, Inc. † ◊	18,000	1,225,800
Sovereign Bancorp, Inc. †	50,100	853,704
Taylor Capital Group, Inc. †	17,000	474,810
U.S. Bancorp † ◊	62,000	2,016,859
UCBH Holdings, Inc. † ◊	35,360	618,093
Wachovia Corp. † ◊	35,680	1,789,352
Washington Mutual, Inc. † ◊	20,000	706,200
Wells Fargo & Co. †	68,000	2,422,159
		19,154,756

Finance - Broker Dealer — 6.0%
Merrill Lynch & Co., Inc. †	24,000	1,710,720
Morgan Stanley †	12,000	756,000
		2,466,720

Financial - Diversified — 10.0%
Bank of America Corp. †	35,474	1,783,278
Citigroup, Inc. †	50,000	2,333,500
		4,116,778

Financial Specialties — 4.8%
Discover Financial Services †	21,000	436,800
Freddie Mac †	26,000	1,534,260
		1,971,060

Insurance — 15.3%
Allstate Corp. †	22,000	1,258,180
American International Group, Inc. †	31,000	2,097,150
Assurant, Inc. †	12,000	642,000
Hanover Insurance Group, Inc. †	14,000	618,660
PartnerRe Ltd. † ◊	8,200	647,718
United Fire & Casualty Co. †	25,000	977,250
		6,240,958

Total Common Stocks		$33,950,272

Registered Investment Companies — 32.4%
First American Prime Obligations Fund - Class Z	353,343	$353,343
Mount Vernon Investment Fund ††	9,972,332	9,972,332
Reserve Primary Fund - Class 12	2,946,868	2,946,868

Total Registered Investment Companies		$13,272,543

Total Investment Securities — 121.2%		$49,638,807
(Cost $54,047,075)**

Segregated Cash With Brokers — 15.0%		6,155,087

Securities Sold Short — (11.7%)		(4,801,290)
(Proceeds $5,357,366)

Liabilities In Excess Of Other Assets — (24.5%)		(10,016,789)

Net Assets — 100.0%		$40,975,815

*	Non-income producing security.
**	Represents cost for financial reporting purposes.
†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short aggregating a total market value of $36,366,264.
◊	All or portion of the security is on loan. The total value of the securities on loan, as of September 30, 2007, was $9,578,408.
††	Represents collateral for securities on loaned.

REIT - Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

Diamond Hill Financial Long-Short Fund
Schedule of Securities Sold Short
September 30, 2007 (Unaudited)

		Market
	Shares	Value

Common Stocks — 78.9%
Finance - Banks & Thrifts — 78.9%
Bear Stearns Co., Inc.	4,000	491,240
City Holding Co.	25,000	910,250
Epoch Holding Corp.	15,000	211,200
First Marblehead Corp., The	22,000	834,460
Lehman Brothers Holdings	5,000	308,650
M&T Bank Corp.	7,000	724,150
Virginia Commerce Bancorp, Inc.*	21,636	310,260

Total Common Stocks Sold Short		$3,790,210

Exchange Traded Fund — 21.1%
KBW Regional Banking ETF	23,000	1,011,080

Total Securities Sold Short — 100.0%		$4,801,290
(Proceeds $5,357,366)

*	Non-dividend expense producing security.

See accompanying Notes to Schedule of Investments.

Diamond Hill Strategic Income Fund
Schedule of Investments
September 30, 2007 (Unaudited)

		Market
	Shares	Value

Common Stocks — 6.6%
Energy — 2.9%
Atlas Pipeline Partners, L.P.	36,000	$1,688,400
Teekay LNG Partners, L.P.	50,000	1,687,000
TEPPCO Partners, L.P.	43,700	1,663,659
		5,039,059

Real Estate Investment Trust — 3.7%
Crystal River Capital, Inc. ◊	115,500	1,941,555
iStar Financial, Inc. ◊	80,200	2,725,998
NorthStar Realty Finance Corp. ◊	180,000	1,787,400
		6,454,953
Total Common Stocks		$11,494,012

Collateralized Debt Obligation — 1.9%
Alesco Preferred Funding III †	880,110	901,644
Alesco Preferred Funding IV †	371	317,867
Alesco Preferred Funding V †	86	68,817
Alesco Preferred Funding VI †	665,065	583,356
Alesco Preferred Funding VI Series E †	359,401	315,245
Fort Sheridan, Ltd. †	499,968	317,429
Taberna Preferred Funding, Ltd. †	1,049,429	773,071
Total Collateralized Debt Obligation		$3,277,429

Preferred Stock — 46.2%
Alexandria Real Estate, Series C - REIT ◊	81,900	2,055,690
Apaimc, 8.25% - REIT	21,007	410,294
Arch Capital Group Ltd., 8.00%	82,500	2,107,875
Ashford Hospitality Trust, 8.45% - REIT	70,000	1,631,000
Aspen Insurance, 7.401%	88,000	2,103,200
Axis Capital, 7.25%, Series A	63,000	1,502,550
BAC Capital Trust, 7.00%	60,000	1,489,200
Bancorpsouth Capital Trust I, 8.15% ◊	15,000	377,100
Blackrock Preferred Opportunity Trust ◊	99,083	2,048,046
Capital Crossing, 8.50% - REIT	40,000	1,008,400
CBL & Associates, Series D - REIT	41,500	993,510
CFB Capital IV, 7.60%,	23,383	584,575
Citigroup Capital VIII ◊	105,000	2,571,450
Citigroup Capital XIX, 7.25% ◊	90,000	2,303,100
Comcast Corp., 7.00%, Series B	129,289	3,225,761
Compass Capital III, 7.35%	25,000	618,500
Countrywide Capital, 7.00% ◊	30,000	577,500
Countrywide IV, 6.75%	172,200	3,314,850
Cousins Properties, Inc., Series B - REIT	42,200	1,016,176
Duke Realty Corp., 7.25%, Series N ◊	56,400	1,378,980
Everest Re Capital Trust	115,000	2,892,250
FPL Group Capital, 7.45%, Series E ◊	105,000	2,688,000
Gramercy Capital, Series A - REIT	139,501	3,140,168
Huntington Preferred Capital, Inc. - REIT ◊	19,073	477,588
Innkeepers USA Trust	93,250	1,492,000
iStar Financial, 7.80%, Series F	70,000	1,599,066
iStar Financial, 7.875%, Series E ◊	68,500	1,585,090
Kilroy Realty Corp., 7.50% - REIT	50,100	1,195,386
Laclede Capital Trust I ◊	68,895	1,723,753
LaSalle Hotel Properties, Series D - REIT ◊	24,000	588,480
LaSalle Hotel Properties, Series E - REIT ◊	41,600	945,568
Merrill Lynch Capital Trust, 7.12%	51,500	1,283,895
Merrill Lynch Capital Trust, 7.28% ◊	41,700	1,038,330
Merrill Lynch Capital Trust, 7.375%	30,000	761,700
National City Capital IV, 8.00% ◊	138,000	3,463,799
Preferredplus Trust, 7.25%, Series Val-1 ◊	20,300	519,680
Preferredplus Trust, 7.55%, Series FAR	19,600	477,260
Protective Life, 7.25%	50,000	1,235,000
PS Business Parks, Inc., 7.00% - REIT	43,900	987,750
PS Business Parks, Inc., 7.60% - REIT	19,300	463,200
PS Business Parks, Inc., 7.95% - REIT	60,000	1,509,000
Renaissance Holdings Ltd., 7.30%, Series B	62,500	1,486,875
Saturns Sprint Capital, 8.625%	21,500	547,820
Selective Insurance Group, 7.50% ◊	80,000	1,924,800
Simon Property Group, Inc., 7.89% - REIT	21,600	1,076,976
SL Green Realty, 7.875%, Series D	111,800	2,819,596
Sovereign Capital Trust, 7.75%	54,000	1,360,800
Tanger Outlet Stores, 7.50%, Series C	67,500	1,636,875
Taubman Centers, Inc., 8.00% - REIT ◊	58,260	1,456,500
Taylor Capital Trust, 9.75%	76,881	1,918,181
Telephone & Data Systems, 7.60%	51,000	1,203,090
US Cellular, 7.50% ◊	52,293	1,231,500
Virginia Power Capital Trust, 7.375%	60,400	1,515,436
Wachovia Preferred Funding - REIT	37,500	976,500
Total Preferred Stock		$80,539,669

Registered Investment Companies — 34.6%
Blackrock Global Income Trust Fund ◊	97,000	$1,739,210
First American Prime Obligations Fund - Class Z	2,250,338	2,250,338
Mount Vernon Investment Fund ††	42,961,568	42,961,568
Nuveen Quality Preferred Income Fund II ◊	128,264	1,603,300
Reserve Primary Fund - Class12	11,617,840	11,617,840

Total Registered Investment Companies		$60,172,256

		Market
	Par Value	Value

Corporate Bonds — 23.8%
Consumer Discretionary — 5.3%
Goodyear Tire, 9.125%, 12/01/09 ^	$3,000,000	$3,022,500
Goodyear Tire, 7.857%, 8/15/11	2,700,000	2,740,500
Hansebrands, Inc., 8.78%, 12/15/14 ◊ ∆	3,505,000	3,487,475
		9,250,475

Consumer, Non-Cyclical — 0.7%
Reynolds, 7.25%, 6/1/12 ◊	1,225,000	1,299,222

Energy — 7.4%
Atlas Pipeline, 8.125%, 12/15/15	2,950,000	2,905,750
Chesapeake Energy Corp., 7.75%, 1/15/15	1,500,000	1,543,125
Cimarex Energy, 7.125%, 5/1/17	1,650,000	1,637,625
Copano Energy, 8.13%, 3/1/16 ◊	2,700,000	2,747,250
Markwest Energy Finance Corp., 8.50%, 7/15/16	4,065,000	4,004,025
		12,837,775
Finance — 7.9%
General Motors Acceptance Corp., 6.13%, 1/22/08 ◊	825,000	823,310
General Motors Acceptance Corp., 6.85%, 10/15/08	1,000,000	990,000
General Motors Acceptance Corp., 7.20%, 1/15/11 ◊	3,000,000	2,864,999
General Motors Acceptance Corp., 6.86%, 7/15/11 ∆	500,000	430,295
Montpelier, 6.13%, 8/15/13	2,200,000	2,183,022
SLM Corp., 3.93%, 10/8/08 ∆	1,099,000	1,044,918
SLM Corp., 4.14%, 12/15/08 ∆	560,000	524,961
SLM Corp., 3.98%, 3/2/09 ∆	1,788,000	1,648,125
SLM Corp., 3.82%, 4/1/09 ∆	525,000	482,921
SLM Corp., 4.06%, 2/1/10 ∆	885,000	774,136
SLM Corp., 4.25%, 10/01/10 ∆	1,245,000	1,104,502
Tobacco Settlement Financing Corp., 5.92%, 6/1/12	115,000	114,533
UBS Ag Structured, 5.07%, 6/20/08 †	750,000	744,000
		13,729,722

Industrial — 2.5%
K.B. Home, 8.625%, 12/15/08	2,000,000	1,992,500
K.B. Home, 7.75%, 2/1/10	2,435,000	2,307,163
		4,299,663

Utilities — 0.0%
International Telephone, 7.50%, 7/1/11		40,025
Total Corporate Bonds		$41,456,882

U.S. Government Agency Obligations — 12.8%
FHLB, 5.30%, 5/15/09 ◊	1,000,000	1,000,992
FHLB, 5.30%, 7/9/09 ◊	5,000,000	5,000,955
FHLB, 5.50%, 7/17/09 ◊	8,250,000	8,253,886
FHLB, 5.30%, 10/23/09 ◊	5,000,000	5,002,455
FHLMC, 6.00%, 6/18/14 ◊	3,000,000	3,024,915

Total U.S. Government Agency Obligations (Amortized Cost $22,247,818)		$22,283,203

Total Investment Securities — 125.9%		$219,223,451
(Cost $225,420,943)**
Liabilities In Excess Of Other Assets — (25.9%)		(45,091,530)

Net Assets — 100.0%		$174,131,921

†	Restricted and illiquid securities valued at fair value and not registered under the Securities Act of 1933:

	Acquisition Date	Acquisition Cost	Value	Value as a % of Net Assets
Alesco Preferred Funding III	March-05	$880,110.00	$901,644.00	0.5%
Alesco Preferred Funding IV	May-04	370,580.00	317,867.00	0.2%
Alesco Preferred Funding V	October-04	85,681.00	68,817.00	0.0%
Alesco Preferred Funding VI	December-04	665,065.00	583,356.00	0.3%
Alesco Preferred Funding VI Series E	March-05	359,401.00	315,245.00	0.2%
Fort Sheridan, LTD	March-05	499,801.00	317,429.00	0.2%
Taberna Preferred Funding, LTD	March-05	1,052,559.00	773,071.00	0.4%
UBS Ag Structured, 5.07% 06/20/08	December-03	751,938.00	744,000.00	0.4%
		$4,665,135.00	$4,021,429.00	2.3%

^	Restricted securities not registered under the Securities Act of 1933.

	Acquisition Date	Acquisition Cost	Value	Value as a % of Net Assets
Goodyear Tire, 9.125%, 12/01/09	June-07	$3,015,000.00	$3,022,500.00	1.7%

∆
Variable notes earn interest at a coupon rate which fluctuates at specified intervals, usually daily, monthly or semi-annually. The rates shown in the Schedule of Investments are the coupon rates in effect at September 30, 2007.

◊	All or portion of the security is on loan. The total value of the securities on loan, as of September 30, 2007, was $41,470,219.
††	Represents collateral for securities loaned.
**	Represents cost for financial reporting purposes.

FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
REIT - Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

Diamond Hill Funds
Notes to Schedule of Investments
September 30, 2007 (Unaudited)

Security valuation — Listed securities for which market quotations are readily available are valued at the closing prices as determined by the primary exchange where the securities are traded. Unlisted securities or listed securities for which the latest sales prices are not readily available are valued at the closing bid price in the principal market where such securities are normally traded. Debt securities are valued on the basis of valuations provided by dealers or by an independent pricing service that determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. Short-term investments maturing in less than 61 days are valued at amortized cost, which approximates market. Securities for which market quotations are not readily available are valued at their “fair value”. In these cases, a Valuation Committee established and appointed by the Trustees determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors, including, but not limited to the following: dealer quotes, published analyses by dealers or analysts of the situation at issue, transactions implicitly valuing the security (such as a merger, tender offer, etc.), the value of other securities or contracts which derive their value from the security at issue, and the implications (whether negative or positive) of the circumstances which have caused trading in the security to halt.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of September 30, 2007, the Funds do not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

Short sales — The Long-Short Fund, Financial Long-Short Fund and Strategic Income Fund may sell a security they do not own in anticipation of a decline in the value of that security. When the Funds sell a security short, they must borrow the security sold short and deliver it to the broker-dealer through which they made the short sale. A gain, limited to the price at which the Funds sold the security short, or a loss, unlimited in size, will be recognized upon closing a short sale. Cash received from short sales is maintained by brokers and is used to meet margin requirements for short calls. It is included as “Deposits with brokers for securities sold short” on the Statement of Assets & Liabilities.

Repurchase agreements — In connection with transactions in repurchase agreements, it is each Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

1

Diamond Hill Funds
Notes to Schedule of Investments (Continued)
September 30, 2007 (Unaudited)

Securities Lending — Effective May 1, 2007 the Board of Trustees approved a securities lending agreement with U.S. Bank, N.A. (the “Custodian”). Under the terms of the agreement, the Custodian is authorized to loan securities on behalf of the Funds to approved borrowers. In exchange, the Funds receive cash collateral in the amount of at least 100% of the value of the securities loaned. The cash collateral is in short term instruments as noted in the Schedules of Investments. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. The agreement indemnifies the Funds from losses incurred in the event of a borrower’s material default of the terms and conditions of the borrower agreement. The agreement provides that after predetermined rebates to brokers, net securities lending income shall first be solely paid as credits and offset against costs and other charges incurred by each Fund with the Custodian. Any remaining securities lending revenue is then paid to the Funds as securities lending income. The securities lending income and the securities lending expense credits are presented in the Statements of Operations.

As of September 30, 2007, the value of securities loaned and the collateral held were as follows:

	Market Value	Value of
	of Securities Loaned	Collateral Received
Small Cap Fund	$129,804,758	$136,182,330
Small-Mid Cap Fund	$7,391,128	$7,706,227
Large Cap Fund	$56,547,553	$58,552,370
Select Fund	$2,576,899	$2,680,974
Long-Short Fund	$209,586,558	$217,596,410
Financial Long-Short Fund	$9,578,408	$9,972,332
Strategic Income Fund	$41,470,219	$42,961,568

Security transactions — Changes in holdings of portfolio securities shall be reflected no later than in the first calculation on the first business day following trade date. However, for financial reporting purposes, portfolio security transactions are reported on trade date. The specific identification method is used for determining realized gains or losses for financial statements and income tax purposes. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Discount and premium on securities purchased are amortized using the daily effective yield method.

2

Diamond Hill Funds
Notes to Schedule of Investments (Continued)
September 30, 2007 (Unaudited)

Federal tax information — As of September 30, 2007, the Diamond Hill Funds had the following federal tax cost resulting in unrealized appreciation (depreciation) as follows:

	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Small Cap Fund	$532,321,314	$52,307,968	$(32,439,320)	$19,868,648
Small-Mid Cap Fund	$37,225,374	$2,513,141	$(1,915,074)	$598,067
Large Cap Fund	$430,224,591	$58,942,054	$(7,722,348)	$51,219,706
Select Fund	$21,077,504	$2,292,938	$(572,337)	$1,720,601
Long-Short Fund	$1,800,551,154	$219,937,899	$(122,426,744)	$97,511,155
Financial Long-Short Fund	$48,728,186	$4,809,437	$(2,545,019)	$2,264,418
Strategic Income Fund	$225,459,545	$961,543	$(7,197,637)	$(6,236,094)

3

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Diamond Hill Funds

By (Signature and Title)

/s/ James F. Laird, Jr.
James F. Laird, Jr. President Date: November 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ James F. Laird, Jr.
James F. Laird, Jr. President Date: November 26, 2007

By (Signature and Title)

/s/ Gary R. Young
Gary R. Young. Treasurer Date: November 26, 2007